Non-operating income (expenses), net (Tables)	12 Months Ended
Mar. 31, 2020
Other Income, Nonoperating [Abstract]
Schedule of Non-operating income (expenses), net

Non-operating income (expenses), net consist of the following:

	Year ended March 31,
	2018	2019	2020
Dividend income from marketable securities	$859	$738	$1,049
Interest income from bank deposits	267	184	218
Unrealized gain (loss) from marketable securities	1,401	891	(5,179)
Realized gain from sales of marketable securities	609	746	29
Rental income	1,111	1,455	1,564
Others	148	(130)	(41)
Non-operating income (expenses), net	$4,395	$3,884	$(2,360)